Lease (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease right-of-use asset	$ 69,923		$ 129,683	$ 39,367
Operating lease liability	70,923		130,183	39,367
Current portion	70,923		80,136	39,367
Non-current portion	$ 0		$ 50,047	$ 0
Weighted-average remaining lease term - operating leases (year)	9 months 29 days	1 year 10 months 2 days	1 year 6 months 29 days	8 months 1 day
Weighted-average discount rate-operating leases	6.50%	6.50%	6.50%	5.50%